Derivative Financial Instruments	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	Derivative Financial Instruments
Former Six Flags held interest rate swap agreements that mitigate the risk of an increase in the effective interest rate on the Term Loan B. Former Six Flags entered into derivative contracts for risk management purposes only and did not utilize derivative instruments for trading or speculative purposes. As such, in conjunction with the repayment of a portion of the Term Loan B in April 2020, certain of the interest rate swap agreements were de-designated because the hedged interest was no longer probable to occur.
Derivative assets and derivative liabilities that have maturity dates equal to or less than twelve months from the balance sheet date are included in “Prepaid expenses and other current assets” and “Other accrued liabilities,” respectively. Derivative assets and derivative liabilities that have maturity dates greater than twelve months from the balance sheet date are included in “Other assets, net” and “Other long-term liabilities,” respectively.
On March 24, 2022, Former Six Flags terminated the August 2019 Swap Agreements for net cash proceeds of $7.4 million. The swap agreements were used as economic hedges against rising interest rates and had been designated as cash flow hedges prior to termination. Former Six Flags recorded the settlement in accumulated other comprehensive income in the amount of $7.7 million which was scheduled to be amortized through September 2024, the maturity date of the Term Loan B. On May 2, 2024, Former Six Flags repaid the remaining $479.0 million on the Term Loan B, resulting in the immediate recognition of the unamortized gain in interest expense, totaling $1.1 million. See additional detail regarding the repayment of the Term Loan B in Note 3 - Long-Term Indebtedness.
On June 26, 2024, Former Six Flags terminated the two remaining interest rate swaps for cash payments totaling $1.8 million and de-recognized the associated derivative asset and liability positions. The net of the cash settlement and de-recognition of the derivative asset and liability positions was $0.7 million, which was recognized as interest expense during the three months and six months ended June 30, 2024.
Derivative assets recorded at fair value in an asset position as well as their classification on the unaudited condensed consolidated balance sheets as of June 30, 2024, December 31, 2023, and July 2, 2023:

	Derivative Assets
(Amounts in thousands)	June 30, 2024	December 31, 2023	July 2, 2023
Derivatives Not Designated as Hedging Instruments
Interest rate swap agreements — prepaid expenses and other current assets	$—	$3,156	$3,631
Interest rate swap agreements — other assets, net	—	2,262	3,984
	$—	$5,418	$7,615
Derivative liabilities recorded at fair value in the unaudited condensed consolidated balance sheets as of June 30, 2024, December 31, 2023, and July 2, 2023:

	Derivative Liabilities
(Amounts in thousands)	June 30, 2024	December 31, 2023	July 2, 2023
Derivatives Not Designated as Hedging Instruments
Interest rate swap agreements — other accrued liabilities	$—	$4,047	$4,535
Interest rate swap agreements — other long-term liabilities	—	3,302	5,382
	$—	$7,349	$9,917
Gains and losses on derivatives not designated as hedging instruments are recognized in “Interest expense, net” in the condensed consolidated statements of operations, and were not material for the three and six months ended June 30, 2024 and July 2, 2023.
Gains and losses before taxes on derivatives designated as hedging instruments that were recognized in “Interest expense, net” in the condensed consolidated statements of operations for the three and six months ended June 30, 2024, and July 2, 2023, were as follows:
Three Months Ended June 30, 2024 and July 2, 2023

	Gain (Loss) Recognized in AOCL		Gain (Loss) Reclassified from AOCL into Interest Expense, Net
(Amounts in thousands)	2024	2023	2024	2023
Interest rate swap agreements	$—	$—	$1,356	$792
Total	$—	$—	$1,356	$792
Six Months Ended June 30, 2024 and July 2, 2023

	Gain (Loss) Recognized in AOCL		Gain (Loss) Reclassified from AOCL into Interest Expense, Net
(Amounts in thousands)	2024	2023	2024	2023
Interest rate swap agreements	$—	$—	$2,162	$1,579
Total	$—	$—	$2,162	$1,579